Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Australia - 4.0%
BHP Group Ltd.	909,530	$22,941,951
Fortescue Ltd.	1,388,862	15,860,621
Qantas Airways Ltd.	582,732	4,070,728
Whitehaven Coal Ltd.	709,269	2,935,422
		45,808,722

Canada - 7.1%
Canadian Natural Resources Ltd.	714,426	22,614,553
Cenovus Energy, Inc.	782,683	11,913,095
Imperial Oil Ltd.	196,892	16,416,666
Magna International, Inc.	172,260	7,063,953
Suncor Energy, Inc.	613,582	24,200,531
		82,208,798

China - 0.9%
Lenovo Group Ltd.	6,071,343	7,827,005
Shenzhou International Group Holdings Ltd.	367,655	2,662,572
		10,489,577

Denmark - 3.3%
AP Moller - Maersk AS - Class B	11,970	23,781,699
Genmab AS (a)	21,979	4,830,457
Vestas Wind Systems AS	543,042	9,962,931
		38,575,087

Finland - 0.5%
Nokia OYJ	1,530,642	6,267,410

France - 11.9%
Bouygues SA	373,042	15,389,627
Capgemini SE	61,298	9,156,890
Carrefour SA	793,012	11,375,673
Cie Generale des Etablissements Michelin SCA	259,619	9,261,632
Dassault Aviation SA	20,361	6,329,483
Eiffage SA	94,978	12,751,962
Publicis Groupe SA	91,806	8,402,480
Renault SA	392,575	14,654,305
Teleperformance SE	62,498	6,113,788
TOTAL SA	378,928	22,495,161
Vinci SA	156,539	21,722,919
		137,653,920

Germany - 8.4%
Bayer AG	648,260	20,233,388
Continental AG	101,733	8,730,553
Daimler AG	385,985	22,068,368
Deutsche Post AG	486,026	21,881,070
Deutsche Telekom AG	585,860	21,047,021
Evonik Industries AG	187,759	3,743,309
		97,703,709

Hong Kong - 2.7%
Orient Overseas International Ltd.	631,790	11,388,316
SITC International Holdings Co. Ltd.	1,295,795	4,201,017
Techtronic Industries Co. Ltd.	608,185	7,305,968
WH Group Ltd. (b)	7,902,312	7,962,712
		30,858,013

Italy - 3.2%
Buzzi Unicem SpA	58,057	3,029,164
Eni SpA	1,484,602	25,260,954
Telecom Italia SpA (a)	18,397,283	8,475,679
		36,765,797

Japan - 18.3%
ANA Holdings, Inc.	271,274	5,051,309
Daifuku Co. Ltd.	112,768	2,898,467
Dentsu Group, Inc.	184,012	3,646,683
ENEOS Holdings, Inc.	2,050,807	10,792,576
Idemitsu Kosan Co. Ltd.	1,506,175	9,676,275
Inpex Corp.	740,577	10,546,347
Isuzu Motors Ltd.	326,892	4,221,632
J Front Retailing Co. Ltd.	139,553	1,894,793
Kawasaki Kisen Kaisha Ltd.	248,455	3,529,939
Kobe Steel Ltd.	295,250	3,256,952
LY Corp.	3,886,130	14,302,402
Makita Corp.	135,170	4,214,651
Mazda Motor Corp.	1,115,828	6,742,324
Mitsubishi Corp.	1,138,055	22,549,790
Murata Manufacturing Co. Ltd.	604,319	9,086,826
Nexon Co. Ltd.	202,906	3,732,502
Nippon Steel Corp.	812,142	15,723,134
Nitto Denko Corp.	188,503	3,926,313
Ono Pharmaceutical Co. Ltd.	206,777	2,318,014
Otsuka Holdings Co. Ltd.	185,123	8,965,207
Seiko Epson Corp.	208,256	2,659,131
Shionogi & Co. Ltd.	265,101	4,475,777
Sony Group Corp.	853,463	20,838,533
Subaru Corp.	590,742	10,888,378
Sumitomo Electric Industries Ltd.	312,281	7,782,175
Suzuki Motor Corp.	856,433	9,464,493
TDK Corp.	706,060	8,694,651
		211,879,274

Luxembourg - 0.8%
Tenaris SA	543,742	9,580,810

Mexico - 0.3%
Fresnillo PLC	219,073	4,050,478

Netherlands - 1.5%
Koninklijke Ahold Delhaize NV	441,232	17,422,287

Norway - 2.6%
Aker BP ASA (c)	244,123	5,910,220
Equinor ASA (c)	927,013	24,003,151
		29,913,371

Singapore - 0.8%
Singapore Airlines Ltd.	1,825,743	9,561,809

South Korea - 10.5%
HD Hyundai Heavy Industries Co. Ltd.	40,230	14,229,027
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	72,097	18,663,703
HMM Co. Ltd.	485,270	8,205,640
Kia Corp.	329,502	24,306,356
Krafton, Inc. (a)	13,555	3,210,857
Samsung Electronics Co. Ltd.	518,970	26,719,396
SK Hynix, Inc.	136,547	26,929,337
		122,264,316

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	160,807	11,084,190
Telefonica SA	4,226,770	21,821,935
		32,906,125

Sweden - 2.6%
Evolution AB (b)	84,238	7,507,136
H & M Hennes & Mauritz AB - Class B	570,555	7,713,865
Telefonaktiebolaget LM Ericsson - Class B	1,969,114	14,350,088
		29,571,089

Switzerland - 2.2%
Adecco Group AG	85,008	2,693,882
Glencore PLC	5,772,854	23,233,984
		25,927,866

United Kingdom - 14.2%
Associated British Foods PLC	260,502	7,561,852
Berkeley Group Holdings PLC	33,332	1,606,733
BP PLC	4,616,767	24,678,241
British American Tobacco PLC	474,046	25,292,470
Bunzl PLC	142,056	4,228,661
Imperial Brands PLC	349,201	13,623,082
International Consolidated Airlines Group SA	3,667,547	18,429,763
J Sainsbury PLC	1,706,507	6,837,747
Kingfisher PLC	1,467,130	5,241,134
Marks & Spencer Group PLC	777,906	3,575,162
Shell PLC	665,475	23,825,974
Vodafone Group PLC	22,710,148	24,599,661
WPP PLC	855,632	4,632,978
		164,133,458
TOTAL COMMON STOCKS (Cost $1,068,651,950)		1,143,541,916

PREFERRED STOCKS - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA, 0.00%	145,487	11,220,299
TOTAL PREFERRED STOCKS (Cost $12,468,910)		11,220,299

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58% (d)	3,070,990	3,070,990
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,070,990)		3,070,990

TOTAL INVESTMENTS - 99.8% (Cost $1,084,191,850)		1,157,833,205
Other Assets in Excess of Liabilities - 0.2%		1,781,433
TOTAL NET ASSETS - 100.0%		$1,159,614,638
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $15,469,848 or 1.3% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $2,902,932.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Developed Markets International Cash Cows 100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,143,541,916	$–	$–	$1,143,541,916
Preferred Stocks	11,220,299	–	–	11,220,299
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	3,070,990
Total Investments	$1,154,762,215	$–	$–	$1,157,833,205

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,070,990 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.